UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21284

Nicholas-Applegate Convertible & Income Fund

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	February 28, 2011

Date of Reporting Period:	May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES— 47.9%
	Advertising—1.0%
$9,410	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$9,762,875

	Aerospace & Defense—0.9%
1,730	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	1,794,875
6,305	DigitalGlobe, Inc., 10.50%, 5/1/14 (a)(b)	Ba3/BB	6,777,875

			8,572,750

	Airlines—0.6%
6,250	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	Caa2/CCC	6,421,875

	Auto Components—2.2%
9,910	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	9,885,225
11,305	Stoneridge, Inc., 11.50%, 5/1/12	B3/B+	11,361,525

			21,246,750

	Banks—0.6%
6,456	Ally Financial, Inc., 6.75%, 12/1/14	B3/B	6,213,900

	Commercial Services & Supplies—2.8%
5,610	Cenveo Corp., 7.875%, 12/1/13	Caa1/B-	5,469,750
11,810	Hertz Corp., 10.50%, 1/1/16	B3/CCC+	12,282,400
10,000	National Money Mart Co., 10.375%, 12/15/16 (a)(b)	B2/B+	10,150,000

			27,902,150

	Construction & Engineering—1.1%
10,835	MasTec, Inc., 7.625%, 2/1/17	B1/B+	10,523,494

	Consumer Finance—0.5%
6,620	American General Finance Corp., 6.90%, 12/15/17	B2/B	5,296,000

	Distribution/Wholesale—0.7%
7,055	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	7,019,725

	Diversified Financial Services—2.4%
8,180	CIT Group Funding Co. of Delaware LLC, 10.25%, 5/1/15	B3/B+	8,404,950
	Ford Motor Credit Co. LLC,
5,260	7.00%, 10/1/13	Ba3/B-	5,309,418
5,280	9.875%, 8/10/11	Ba3/B-	5,507,637
3,995	International Lease Finance Corp., 6.375%, 3/25/13	B1/BB+	3,655,425

			22,877,430

	Diversified Telecommunications—1.0%
7,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/B-	6,765,750
2,845	ITC Deltacom, Inc., 10.50%, 4/1/16 (a)(b)	B3/B-	2,745,425

			9,511,175

	Electric—1.0%
5,565	Edison Mission Energy, 7.00%, 5/15/17	B2/B-	3,791,156
8,555	Energy Future Holdings Corp., 10.875%, 11/1/17 (c)	Caa3/B-	6,330,700

			10,121,856

	Electrical Equipment—0.4%
3,430	Baldor Electric Co., 8.625%, 2/15/17	B3/B	3,507,175

	Electronics—0.7%
7,140	Kemet Corp., 10.50%, 5/1/18 (a)(b)	B1/B	6,774,075

	Energy Equipment & Services—0.6%
5,795	Pioneer Drilling Co., 9.875%, 3/15/18 (a)(b)	B3/B	5,766,025

	Entertainment—1.2%
11,300	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+	11,639,000

	Food & Staples Retailing—0.8%
9,655	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	7,868,825

	Health Care Providers & Services—2.5%
5,280	Alliance HealthCare Services, Inc., 8.00%, 12/1/16 (a)(b)	B3/B	4,857,600
3,500	Apria Healthcare Group, Inc., 11.25%, 11/1/14 (a)(b)	Ba2/BB+	3,701,250
7,515	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	B3/B-	7,928,325
7,715	HCA, Inc., 9.25%, 11/15/16	B2/BB-	8,100,750

			24,587,925

	Home Builders—1.1%
	K Hovnanian Enterprises, Inc.
4,515	7.50%, 5/15/16	Caa2/CCC-	3,408,825
8,000	10.625%, 10/15/16	B1/CCC+	8,220,000

			11,628,825

	Hotels, Restaurants & Leisure—1.2%
2,385	Mandalay Resort Group, 1.021%, 3/21/33, FRN (d)(f)	Caa1/CCC+	2,575,929
9,405	MGM Mirage, 11.375%, 3/1/18 (a)(b)	Caa1/CCC+	8,746,650

			11,322,579

	Household Durables—0.4%
3,950	Jarden Corp., 7.50%, 5/1/17	B3/B	3,890,750

	Internet Software & Services—0.8%
7,200	Terremark Worldwide, Inc., 12.25%, 6/15/17 (a)(b)(c)	B1/B-	8,208,000

	IT Services—1.2%
3,295	Stream Global Services, Inc., 11.25%, 10/1/14	B1/B+	3,319,712
	Unisys Corp., (a)(b)
4,704	12.75%, 10/15/14	Ba3/BB-	5,409,600
3,349	14.25%, 9/15/15	Ba3/BB-	3,935,075

			12,664,387

	Leisure Time—2.0%
10,150	NCL Corp., Ltd., 11.75%, 11/15/16 (a)(b)	B3/B+	10,911,250
8,855	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC	8,965,687

			19,876,937

	Lodging—1.0%
10,245	Harrah’s Operating Co., Inc., 12.75%, 4/15/18 (a)(b)	Ca/CCC	9,527,850

	Media—2.1%
9,575	McClatchy Co., 11.50%, 2/15/17 (a)(b)	B1/B-	9,670,750
8,240	Media General, Inc., 11.75%, 2/15/17 (a)(b)	B2/B	7,992,800
2,705	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	Caa1/B	2,637,375

			20,300,925

	Miscellaneous Manufacturing—1.3%
10,150	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	9,109,625
3,520	Polypore, Inc., 8.75%, 5/15/12	B3/B-	3,528,800

			12,638,425

	Oil, Gas & Consumable Fuels—1.9%
1,155	Chesapeake Energy Corp., 6.875%, 1/15/16	Ba3/BB	1,180,988
10,180	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B	8,754,800
8,750	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	B3/B+	8,662,500

			18,598,288

	Paper & Forest Products—1.8%
2,041	Louisiana-Pacific Corp., 13.00%, 3/15/17	Ba3/BBB-	2,188,973
11,705	Neenah Paper, Inc., 7.375%, 11/15/14	B1/BB-	11,500,163
	NewPage Corp.,
2,225	11.375%, 12/31/14	B2/CCC+	2,091,500
8,530	12.00%, 5/1/13	Caa3/CCC-	2,175,150

			17,955,786

	Pipelines—0.3%
4,150	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B-	3,019,125

	Real Estate—0.3%
2,250	CB Richard Ellis Services, Inc., 11.625%, 6/15/17	Ba3/B+	2,520,000

	Retail—2.0%
8,405	El Pollo Loco, Inc., 11.75%, 11/15/13	Caa2/CC	6,513,875
6,630	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa3/CCC+	6,563,700
5,115	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B	5,447,475

			18,525,050

	Semiconductors & Semiconductor Equipment—1.8%
11,565	Amkor Technology, Inc., 9.25%, 6/1/16	Ba3/B+	12,186,619
5,695	Freescale Semiconductor, Inc., 10.125%, 3/15/18 (a)(b)	B2/B-	5,937,037

			18,123,656

	Software—0.8%
9,890	First Data Corp., 9.875%, 9/24/15	Caa1/B-	8,109,800

	Telecommunications—4.2%
13,540	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B (d)	WR/NR	1,354
8,550	Hughes Network Systems LLC, 9.50%, 4/15/14	B1/B	8,550,000
6,895	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16	B3/B+	7,136,325
8,220	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB-	7,788,450
5,090	NII Capital Corp., 8.875%, 12/15/19	B1/BB-	5,204,525
4,930	West Corp., 11.00%, 10/15/16	Caa1/B-	5,003,950
7,965	WireCo WorldGroup, 9.50%, 5/15/17 (a)(b)	B3/B	7,815,656

			41,500,260

	Textiles Apparel & Luxury Goods—0.7%
6,020	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	6,591,900

	Wireless Telecommunication Services—2.0%
4,550	Crown Castle International Corp., 9.00%, 1/15/15	B1/B-	4,805,937
14,200	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	14,732,500

			19,538,437

	Total Corporate Bonds & Notes (cost-$481,930,916)		470,153,985

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CONVERTIBLE BONDS & NOTES — 25.0%
	Aerospace & Defense—0.7%
$570	AAR Corp., 1.75%, 2/1/26	NR/BB	$524,400
7,535	Orbital Sciences Corp., 2.438%, 1/15/27	NR/BB-	7,148,831

			7,673,231

	Banks—0.5%
4,970	National City Corp., 4.00%, 2/1/11	A3/A	5,032,125

	Commercial Services & Supplies—0.8%
8,630	Covanta Holding Corp., 1.00%, 2/1/27	Ba3/B	8,069,050

	Computers—0.9%
8,405	Maxtor Corp., 2.375%, 8/15/12	NR/B	8,793,731

	Diversified Telecommunication Services—0.6%
5,640	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	6,218,100

	Electrical Equipment—1.9%
9,690	EnerSys, 3.375%, 6/1/38 (c)	B2/BB	8,781,563
11,380	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	9,644,550

			18,426,113

	Electronic Equipment, Instruments & Components—0.7%
7,055	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	6,799,256

	Energy Equipment & Services—1.8%
10,155	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	10,104,225
7,690	Transocean, Inc., 1.625%, 12/15/37	Baa2/BBB+	7,516,975

			17,621,200

	Health Care Equipment & Supplies—0.5%
4,625	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	NR/B-	4,677,031

	Hotels, Restaurants & Leisure—0.3%
3,405	MGM Mirage, 4.25%, 4/15/15 (a)(b)	Caa1/CCC+	3,141,113

	Household Durables—1.4%
1,000	Lennar Corp., 2.00%, 12/1/20 (a)(b)	B3/BB-	940,500
11,690	Stanley Black & Decker, Inc., 0.00%, 5/17/12, FRN	Baa1/A-	12,401,921

			13,342,421

	Internet Software & Services—0.8%
7,670	Equinix, Inc., 2.50%, 4/15/12	NR/B-	8,015,150

	IT Services—0.9%
8,745	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	9,193,181

	Machinery—0.9%
8,565	AGCO Corp., 1.25%, 12/15/36	NR/BB+	8,393,700
200	Titan International, Inc., 5.625%, 1/15/17 (a)(b)	NR/NR	249,500

			8,643,200

	Media—2.7%
7,480	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba2/BB	7,835,300
8,080	Liberty Media LLC, 3.125%, 3/30/23	B1/BB-	8,574,900
9,220	Regal Entertainment Group, 6.25%, 3/15/11 (a)(b)	NR/NR	9,438,975

			25,849,175

	Oil, Gas & Consumable Fuels—0.8%
7,600	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	7,657,000

	Pharmaceuticals—0.7%
6,920	Mylan, Inc., 1.25%, 3/15/12	NR/BB-	7,231,400

	Real Estate Investment Trust—3.8%
8,150	Boston Properties LP, 3.75%, 5/15/36	NR/A-	8,496,375
8,090	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	7,746,175
4,800	Digital Realty Trust LP, 5.50%, 4/15/29 (a)(b)	NR/NR	6,714,000
6,900	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	7,391,625
7,685	ProLogis, 2.25%, 4/1/37	NR/BBB-	7,252,719

			37,600,894

	Semiconductors & Semiconductor Equipment—2.3%
16,715	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B-	16,694,106
6,010	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	5,874,775

			22,568,881

	Software—1.6%
6,450	Macrovision Corp., 2.625%, 8/15/11	NR/BB-	8,844,562
6,715	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	7,352,925

			16,197,487

	Thrifts & Mortgage Finance—0.4%
3,680	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	3,822,600

	Total Convertible Bonds & Notes (cost-$209,038,091)		246,572,339

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Shares (000)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK— 24.9%
	Airlines—0.3%
108	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	$3,244,462

	Banks—0.9%
157	Barclays Bank PLC, 10.00%, 3/15/11 (Teva Pharmaceuticals Industries Ltd.) (e)	A1/A+	8,801,299

	Capital Markets—0.5%
	Lehman Brothers Holdings, Inc. (d)(e)(f),
892	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	2,869,882
139	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,889,980

			4,759,862

	Commercial Banks—1.8%
44	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (g)	Ba1/BB	5,841,660
13	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Ba1/A-	12,267,000

			18,108,660

	Commercial Services & Supplies—1.5%
252	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	9,659,116
162	United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	5,235,013

			14,894,129

	Consumer Finance—0.9%
15	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	8,548,491

	Diversified Financial Services—8.4%
58	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	2,503,425
	Bank of America Corp.,
12	7.25%, 1/30/13, Ser. L (g)	Ba3/BB	11,026,119
204	10.00%, 2/3/11 (Gilead Sciences Inc.) (e)	A2/A	7,924,523
145	10.00%, 2/24/11 (Schlumberger Ltd.) (e)	A2/A	8,574,392
79	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	9,471,899
	Credit Suisse Securities USA LLC (e),
370	10.00%, 9/1/10 (Bristol-Myers Squibb Co.)	A2/A	7,937,380
272	10.00%, 9/9/10 (Merck & Co., Inc.)	A2/A	8,349,105
857	10.00%, 1/22/11 (Ford Motor Co.)	A2/A	9,573,597
	JP Morgan Chase & Co. (e),
566	10.00%, 1/14/11 (EMC Corp.)	Aa3/A+	9,880,801
496	10.00%, 1/20/11 (Systematic Corp.)	Aa3/A+	7,669,998

			82,911,239

	Electric Utilities—0.6%
114	FPL Group, Inc., 8.375%, 6/1/12	NR/NR	5,650,890

	Food Products—1.5%
192	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	6,981,081
	Bunge Ltd.
88	4.875%, 12/1/11 (g)	Ba1/BB	7,045,600
2	5.125%, 12/1/10	NR/BB	1,115,500

			15,142,181

	Household Durables—0.9%
259	Newell Financial Trust I, 5.25%, 12/1/27 (g)	WR/BB	8,754,075

	Insurance—2.2%
1,068	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	9,953,760
35	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	2,491,390
339	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	9,142,885

			21,588,035

	Multi-Utilities—1.1%
240	AES Trust III, 6.75%, 10/15/29	B3/B	10,304,735

	Oil, Gas & Consumable Fuels—1.4%
54	ATP Oil & Gas Corp., 8.00%, 10/1/14 (a)(b)(g)	NR/NR	3,999,700
119	Chesapeake Energy Corp., 5.00%, 11/15/10 (g)	NR/B	9,346,219

			13,345,919

	Pharmaceuticals—0.9%
22	Merck & Co., Inc., 6.00%, 8/13/10	A2/A-	5,503,380
3	Mylan, Inc., 6.50%, 11/15/10	NR/B	3,651,149

			9,154,529

	Real Estate Investment Trust—2.0%
511	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (g)	NR/NR	11,485,643
377	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (h)	Caa3/C	7,727,475

			19,213,118

	Total Convertible Preferred Stock (cost-$284,525,161)		244,421,624

Principal Amount (000)

SHORT-TERM INVESTMENT—2.2%
	Time Deposit—2.2%
$21,689	Citibank - London, 0.03%, 06/01/10 (cost-$21,689,357)		21,689,357

	Total Investments (cost-$997,183,525)—100.0%		$982,837,305

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $161,132,456, representing 16.4% of total investments.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(d)	In default.
(e)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(f)	Fair-Valued—Securities with an aggregate value of $7,335,791, representing 0.7% of total investments.
(g)	Perpetual maturity. Maturity date shown is the first call date.
(h)	Non-income producing.

Glossary: FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on May 31, 2010. NR — Not Rated WR — Withdrawn rating

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at May 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Observable Inputs	Value at 5/31/2010

Investments in Securities - Assets
Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	—	$8,746,650	$2,575,929	$11,322,579
All Other	—	458,831,406	—	458,831,406
Convertible Bonds & Notes	—	246,572,339	—	246,572,339
Convertible Preferred Stock:
Banks	—	8,801,299	—	8,801,299
Capital Markets	—	—	4,759,862	4,759,862
Diversified Financial Services	$ 23,001,443	59,909,796	—	82,911,239
All Other	147,949,224	—	—	147,949,224
Short-Term Investments	—	21,689,357	—	21,689,357

Total Investments in Securities - Assets	$170,950,667	$804,550,847	$7,335,791	$982,837,305

There were no significant transfers into and out of Levels 1 and 2 during the three months ended May 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2010, were as follows:

	Beginning Balance 2/28/2010	Net Purchases (Sales) and Settlements	Accrued Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 5/31/2010

Investments in Securities - Assets
Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	$2,575,929	—	—	—	—	—	—	$2,575,929
Convertible Preferred Stock:
Capital Markets	4,759,862	—	—	—	—	—	—	4,759,862

Total Investments	$7,335,791	—	—	—	—	—	—	$7,335,791

There was no change in net unrealized appreciation/depreciation of investments which the Fund held at May 31, 2010.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 19, 2010